MINING MACHINES, NET (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
MINING MACHINES, NET
Mining machines	$ 668,759,536	$ 254,346,496
Less: accumulated depreciation	(54,734,109)	(11,539,783)
Less: provision for impairment	(256,856,570)
Mining machines, net	$ 357,168,857	$ 242,806,713